Subsequent events (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended
	Feb. 01, 2023 USD ($) $ / shares	Jan. 27, 2023 USD ($) shares	Feb. 28, 2023
GSL Amstel [Member]
Subsequent Event [Line Items]
Number of Vessels Sold			1
Capacity in TEUs			1,118
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares repurchased | shares		582,178
Stock Repurchased During Period, Value		$ 10,000
Subsequent Event [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share | $ / shares	$ 0.375
Dividends Payable, Date to be Paid	Mar. 06, 2023
Dividends Payable, Date of Record	Feb. 22, 2023
Dividends	$ 13,548